UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30*

Date of reporting period: May 31, 2015

*	This Form N-CSR pertains only to the following series of the Registrant: MFS Global Bond Fund. Each remaining series of the Registrant has a fiscal year end other than November 30th.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2015

MFS® GLOBAL BOND FUND

GLB-SEM

MFS® GLOBAL BOND FUND

Effective December 1, 2014, the fund (i) generally focuses its investments on securities of issuers located in developed markets and (ii) primarily invests in investment grade debt instruments. Prior to December 1, 2014 the fund had (i) a policy of focusing its investments on debt instruments of U.S. and foreign governments and (ii) a policy permitting the fund to invest up to 100% of its assets in less than investment grade quality debt instruments (lower quality debt instruments).

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Global economic conditions were sluggish in early 2015. U.S. growth decelerated sharply, and a strong dollar made exports more expensive. Also contributing to weakness were a slow, tentative eurozone economic recovery, a steady deceleration in China’s pace of growth and a struggling Japanese economy.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions,

China’s economic growth rate has continued to decelerate to multi-decade lows, and Chinese equity markets are showing signs of strain.

In Puerto Rico, concerns about the island nation’s ability to pay its outstanding debt obligations resurfaced, which weighed on municipal bond markets.

The U.S. Federal Reserve has remained accommodative in the face of global headwinds and low inflation.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

July 16, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	42.1%
Investment Grade Corporates	23.7%
Emerging Markets Bonds	7.8%
High Yield Corporates	7.0%
Commercial Mortgage-Backed Securities	3.4%
Mortgage-Backed Securities	3.3%
Asset-Backed Securities	2.2%
U.S. Treasury Securities	1.1%
Collateralized Debt Obligations	0.9%
U.S. Government Agencies	0.2%

Composition including fixed income credit quality (a)(i)
AAA	14.1%
AA	10.5%
A	18.1%
BBB	33.2%
BB	7.9%
B	1.9%
U.S. Government	1.5%
Federal Agencies	3.5%
Not Rated	1.0%
Cash & Other	8.3%

Portfolio facts (i)
Average Duration (d)	6.6
Average Effective Maturity (m)	9.3 yrs.

Issuer country weightings (i)(x)
United States	42.7%
Japan	11.6%
Italy	7.2%
United Kingdom	5.7%
Spain	4.4%
Germany	3.8%
France	3.8%
Canada	3.1%
Australia	2.1%
Other Countries	15.6%

Currency exposure weightings (i)(y)
United States Dollar	44.3%
Euro	24.3%
Japanese Yen	15.2%
British Pound Sterling	6.3%
Canadian Dollar	2.8%
South Korean Won	1.1%
Brazilian Real	1.0%
Chilean Peso	1.0%
Indian Rupee	1.0%
Other Currencies	3.0%

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 5/31/15.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 1, 2014 through May 31, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2014 through May 31, 2015.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/14	Ending Account Value 5/31/15	Expenses Paid During Period (p) 12/01/14-5/31/15
A	Actual	1.05%	$1,000.00	$943.25	$5.09
	Hypothetical (h)	1.05%	$1,000.00	$1,019.70	$5.29
B	Actual	1.80%	$1,000.00	$941.45	$8.71
	Hypothetical (h)	1.80%	$1,000.00	$1,015.96	$9.05
C	Actual	1.80%	$1,000.00	$940.43	$8.71
	Hypothetical (h)	1.80%	$1,000.00	$1,015.96	$9.05
I	Actual	0.80%	$1,000.00	$945.18	$3.88
	Hypothetical (h)	0.80%	$1,000.00	$1,020.94	$4.03
R1	Actual	1.80%	$1,000.00	$940.35	$8.71
	Hypothetical (h)	1.80%	$1,000.00	$1,015.96	$9.05
R2	Actual	1.30%	$1,000.00	$942.80	$6.30
	Hypothetical (h)	1.30%	$1,000.00	$1,018.45	$6.54
R3	Actual	1.05%	$1,000.00	$943.99	$5.09
	Hypothetical (h)	1.05%	$1,000.00	$1,019.70	$5.29
R4	Actual	0.80%	$1,000.00	$945.18	$3.88
	Hypothetical (h)	0.80%	$1,000.00	$1,020.94	$4.03
R5	Actual	0.64%	$1,000.00	$945.88	$3.10
	Hypothetical (h)	0.64%	$1,000.00	$1,021.74	$3.23

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

5/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 89.9%
Issuer	Shares/Par		Value ($)
Airlines - 0.1%
Ryanair Ltd., 1.125%, 3/10/23	EUR	550,000	$586,952

Asset-Backed & Securitized - 6.5%
AmeriCredit Automobile Receivables Trust, “A2”, 0.54%, 10/10/17		$2,254,236	$2,252,929
Chesapeake Funding LLC, “A”, FRN, 0.631%, 5/07/24 (z)		2,592,793	2,593,241
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49		2,460,000	2,561,246
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 12/11/49		81,275	81,883
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46		836,746	876,797
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/48		3,104,000	3,171,931
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/48		2,500,000	2,572,473
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.7%, 6/15/39		130,000	136,062
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)		2,416,208	2,416,776
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/25 (n)		3,503,000	3,560,901
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39		1,250,000	1,316,213
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.495%, 6/17/21 (z)		3,285,581	3,263,186
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/17 (n)		797,000	798,494
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/48		3,108,537	3,243,012
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.774%, 6/15/49		880,148	889,864
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.774%, 6/15/49		2,455,705	2,575,276
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.624%, 5/15/21 (z)		2,515,438	2,497,028
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/48		691,382	712,571
Morgan Stanley Capital I Trust, “AM”, FRN, 5.684%, 4/15/49		2,458,000	2,576,338

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Volvo Financial Equipment LLC, 2015-1A, “A2”, 0.95%, 11/15/17 (z)		$3,240,000	$3,243,042
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/48		1,532,563	1,557,406

			$42,896,669
Automotive - 1.2%
Delphi Automotive PLC, 1.5%, 3/10/25	EUR	650,000	$688,332
Ford Motor Credit Co. LLC, 1.461%, 3/27/17		$756,000	755,967
Ford Motor Credit Co. LLC, 2.597%, 11/04/19		1,000,000	1,005,309
General Motors Co., 5.2%, 4/01/45		1,208,000	1,232,601
General Motors Financial Co., Inc., 3.45%, 4/10/22		758,000	746,462
Hyundai Capital America, 2.6%, 3/19/20 (n)		1,038,000	1,047,603
Lear Corp., 5.375%, 3/15/24		1,000,000	1,035,000
Schaeffler Finance B.V., 3.25%, 5/15/19	EUR	600,000	673,807
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	600,000	700,454

			$7,885,535
Biotechnology - 0.3%
Life Technologies Corp., 6%, 3/01/20		$1,780,000	$2,042,479

Broadcasting - 0.4%
Grupo Televisa S.A.B., 5%, 5/13/45		$750,000	$751,478
Omnicom Group, Inc., 3.65%, 11/01/24		1,000,000	1,002,191
ProSiebenSat.1 Media AG, 2.625%, 4/15/21	EUR	800,000	927,601

			$2,681,270
Building - 0.7%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		$1,527,000	$1,599,533
Building Materials Holding Corp., 6.75%, 5/01/21 (n)		1,504,000	1,592,360
CRH Finance Ltd., 3.125%, 4/03/23	EUR	650,000	803,722
Masco Corp., 4.45%, 4/01/25		$355,000	364,319

			$4,359,934
Business Services - 0.7%
Fidelity National Information Services, Inc., 3.875%, 6/05/24		$1,605,000	$1,632,898
Fiserv, Inc., 2.7%, 6/01/20		1,547,000	1,552,017
Tencent Holdings Ltd., 3.8%, 2/11/25 (n)		1,630,000	1,637,589

			$4,822,504
Cable TV - 0.7%
CCO Holdings LLC, 5.25%, 9/30/22		$1,600,000	$1,624,000
Comcast Corp., 4.65%, 7/15/42		1,000,000	1,044,770

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - continued
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)		$500,000	$501,569
Shaw Communications, 5.65%, 10/01/19	CAD	710,000	653,644
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)		$70,000	70,105
Time Warner Cable, Inc., 5.75%, 6/02/31	GBP	350,000	571,261
Time Warner Cable, Inc., 4.5%, 9/15/42		$356,000	308,845

			$4,774,194
Chemicals - 1.0%
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		$1,393,000	$1,406,930
CF Industries, Inc., 5.15%, 3/15/34		1,000,000	1,049,399
Huntsman International LLC, 5.125%, 4/15/21	EUR	500,000	580,726
LyondellBasell Industries N.V., 5.75%, 4/15/24		$1,000,000	1,162,752
LyondellBasell Industries N.V., 4.625%, 2/26/55		750,000	684,647
Solvay Finance, FRN, 4.199%, 5/29/49	EUR	700,000	808,400
SPCM S.A., 2.875%, 6/15/23 (n)	EUR	103,000	112,559
Syngenta Finance N.V., 1.875%, 11/02/21	EUR	600,000	692,253

			$6,497,666
Computer Software - 0.1%
VeriSign, Inc., 4.625%, 5/01/23		$1,000,000	$987,500

Computer Software - Systems - 0.2%
Apple, Inc., 2.7%, 5/13/22		$1,250,000	$1,260,424

Conglomerates - 0.5%
General Electric Co., 1.25%, 5/26/23	EUR	325,000	$358,951
Roper Industries, Inc., 1.85%, 11/15/17		$2,000,000	2,014,214
Tyco International Finance S.A., 1.375%, 2/25/25	EUR	325,000	345,389
Voto Votorantim Ltd., 5.25%, 4/28/17	EUR	500,000	593,083

			$3,311,637
Consumer Products - 0.1%
Whirlpool Corp., 0.625%, 3/12/20	EUR	375,000	$405,697

Consumer Services - 0.3%
Priceline Group, Inc., 3.65%, 3/15/25		$467,000	$469,173
Priceline Group, Inc., 1.8%, 3/03/27	EUR	500,000	519,298
Service Corp. International, 5.375%, 5/15/24		$1,000,000	1,060,000

			$2,048,471
Containers - 0.4%
Ball Corp., 5%, 3/15/22		$1,000,000	$1,027,500
Crown European Holdings S.A., 3.375%, 5/15/25 (z)	EUR	1,000,000	1,070,842
Rexam PLC, 6.75% to 6/29/17, FRN to 6/29/67	EUR	540,000	609,392

			$2,707,734

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Defense Electronics - 0.1%
BAE Systems, 4.125%, 6/08/22	GBP	500,000	$828,932

Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3.5%, 4/01/22		$285,000	$283,881
Molex Electronic Technologies LLC, 3.9%, 4/15/25 (n)		483,000	478,225

			$762,106
Electronics - 0.0%
Tyco Electronics Group S.A., 1.1%, 3/01/23	EUR	175,000	$189,467

Emerging Market Quasi-Sovereign - 1.5%
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)		$1,657,000	$1,647,698
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)		1,740,000	1,886,073
Petroleos Mexicanos, 4.25%, 1/15/25		1,000,000	994,500
Petroleos Mexicanos, 4.5%, 1/23/26 (n)		558,000	559,395
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (n)		2,410,000	2,583,479
Turkiye Vakiflar Bankasi T.A.O., 6.875% to 2/03/20, FRN to 2/03/25 (n)		2,000,000	1,989,400

			$9,660,545
Emerging Market Sovereign - 2.8%
Dominican Republic, 5.5%, 1/27/25 (n)		$1,584,000	$1,607,760
Dominican Republic, 8.625%, 4/20/27		1,394,000	1,672,800
Federative Republic of Brazil, 10%, 1/01/25	BRL	13,343,000	3,694,443
Republic of Indonesia, 8.375%, 3/15/24	IDR	36,817,000,000	2,818,906
Republic of Indonesia, 7.875%, 4/15/19	IDR	39,369,000,000	2,959,225
Republic of Indonesia, 2.875%, 7/08/21	EUR	550,000	622,942
Republic of Peru, 7.35%, 7/21/25		$1,211,000	1,622,740
Russian Federation, 4.875%, 9/16/23 (n)		200,000	198,000
United Mexican States, 3.625%, 3/15/22		2,880,000	2,946,240
United Mexican States, 8.5%, 5/31/29	MXN	3,950,000	307,942

			$18,450,998
Energy - Independent - 0.4%
Anadarko Petroleum Corp., 6.375%, 9/15/17		$1,500,000	$1,656,774
Concho Resources, Inc., 6.5%, 1/15/22		976,000	1,024,800

			$2,681,574
Energy - Integrated - 0.4%
Repsol International Finance B.V., 3.625%, 10/07/21	EUR	600,000	$750,945
Shell International Finance B.V., 2.125%, 5/11/20		$994,000	998,681
TOTAL S.A., 2.625% to 2/26/25, FRN to 12/29/49	EUR	600,000	654,823

			$2,404,449

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Entertainment - 0.2%
Carnival Corp., 1.875%, 12/15/17		$1,106,000	$1,113,296

Financial Institutions - 1.2%
CIT Group, Inc., 5.25%, 3/15/18		$2,000,000	$2,090,000
General Electric Capital Corp., 1%, 1/08/16		2,000,000	2,007,080
Icahn Enterprises LP, 5.875%, 2/01/22		1,589,000	1,666,464
SLM Corp., 4.875%, 6/17/19		2,000,000	2,010,000

			$7,773,544
Food & Beverages - 1.8%
BRF S.A., 2.75%, 6/03/22 (z)	EUR	178,000	$194,614
Coca-Cola Co., 4.25%, 11/16/16	EUR	500,000	578,952
Coca-Cola Co., 0.75%, 3/09/23	EUR	450,000	481,924
Coca-Cola Co., 1.125%, 3/09/27	EUR	400,000	419,866
Coca-Cola Enterprises, Inc., 1.875%, 3/18/30	EUR	575,000	594,104
Constellation Brands, Inc., 4.25%, 5/01/23		$1,301,000	1,314,010
Embotelladora Andina S.A., 5%, 10/01/23 (n)		1,821,000	1,984,917
J.M. Smucker Co., 2.5%, 3/15/20 (n)		1,182,000	1,191,605
J.M. Smucker Co., 4.375%, 3/15/45 (n)		195,000	190,499
JBS Investments GmbH, 7.75%, 10/28/20 (n)		1,539,000	1,703,211
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (z)		235,000	237,350
Kraft Foods Group, Inc., 2.25%, 6/05/17		2,000,000	2,031,788
Mondelez International, Inc., 1%, 3/07/22	EUR	125,000	136,225
Mondelez International, Inc., 2.375%, 3/06/35	EUR	125,000	131,353
Tyson Foods, Inc., 5.15%, 8/15/44		$750,000	815,762

			$12,006,180
Food & Drug Stores - 0.5%
CVS Health Corp., 3.375%, 8/12/24		$1,500,000	$1,514,816
Loblaw Cos. Ltd., 4.86%, 9/12/23	CAD	720,000	659,301
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19		$1,000,000	1,014,925

			$3,189,042
Forest & Paper Products - 0.2%
International Paper Co., 6%, 11/15/41		$750,000	$843,418
Smurfit Kappa Acquisitions, 2.75%, 2/01/25 (z)	EUR	750,000	817,580

			$1,660,998
Gaming & Lodging - 0.3%
Host Hotels & Resorts, Inc., 4%, 6/15/25		$566,000	$577,906
Wyndham Worldwide Corp., 5.625%, 3/01/21		1,500,000	1,662,902

			$2,240,808

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Insurance - 0.8%
American International Group, Inc., 4.875%, 6/01/22		$561,000	$626,107
American International Group, Inc., 4.875% to 3/15/17, FRN to 3/15/67	EUR	900,000	1,028,997
Aviva PLC, FRN, 5.7%, 9/29/49	EUR	600,000	666,338
CNP Assurances S.A., 6% to 2020, FRN to 9/14/40	EUR	600,000	769,412
Delta Lloyd Levensverzek, FRN, 9%, 8/29/42	EUR	650,000	903,791
Unum Group, 4%, 3/15/24		$1,000,000	1,038,527

			$5,033,172
Insurance - Property & Casualty - 0.6%
Amlin PLC, 6.5% to 12/19/16, FRN to 12/19/26	GBP	300,000	$474,797
Berkshire Hathaway, Inc., 1.625%, 3/16/35	EUR	475,000	478,015
CNA Financial Corp., 5.875%, 8/15/20		$1,000,000	1,152,020
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24		1,000,000	1,015,748
QBE Capital Funding IV LP, 7.5% to 2021, FRN to 5/24/41	GBP	450,000	787,774

			$3,908,354
International Market Quasi-Sovereign - 0.1%
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)		$769,000	$825,137

International Market Sovereign - 40.0%
Federal Republic of Germany, 2.5%, 7/04/44	EUR	3,149,000	$4,675,333
Federal Republic of Germany, 6.25%, 1/04/30	EUR	3,213,000	6,187,041
Government of Australia, 5.75%, 5/15/21	AUD	12,493,000	11,382,932
Government of Canada, 3.25%, 6/01/21	CAD	2,565,000	2,323,206
Government of Canada, 2.5%, 6/01/24	CAD	7,000,000	6,098,995
Government of Canada, 5.75%, 6/01/33	CAD	4,156,000	5,193,730
Government of Canada, 4%, 6/01/41	CAD	1,129,000	1,227,511
Government of Japan, 1.1%, 6/20/20	JPY	3,089,800,000	26,149,021
Government of Japan, 2.1%, 9/20/24	JPY	2,535,950,000	23,681,194
Government of Japan, 2.2%, 9/20/27	JPY	1,670,900,000	16,023,516
Government of Japan, 1.5%, 3/20/34	JPY	594,000,000	5,086,328
Government of Japan, 2.4%, 3/20/37	JPY	379,950,000	3,699,510
Government of Japan, 2%, 3/20/52	JPY	176,700,000	1,591,318
Government of New Zealand, 5.5%, 4/15/23	NZD	13,019,000	10,566,914
Kingdom of Belgium, 4%, 3/28/32	EUR	3,557,000	5,526,617
Kingdom of Denmark, 1.5%, 11/15/23	DKK	22,558,000	3,613,873
Kingdom of Norway, 3.75%, 5/25/21	NOK	44,700,000	6,607,680
Kingdom of Norway, 3%, 3/14/24	NOK	26,028,000	3,772,495
Kingdom of Spain, 5.4%, 1/31/23	EUR	5,226,000	7,335,586
Kingdom of Spain, 5.5%, 7/30/17	EUR	9,077,000	11,112,246
Kingdom of Spain, 4.6%, 7/30/19	EUR	5,964,000	7,617,299
Kingdom of Sweden, 3.5%, 6/01/22	SEK	12,430,000	1,766,951

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	2,720,000	$4,654,427
Republic of Austria, 1.75%, 10/20/23	EUR	791,000	955,125
Republic of France, 6%, 10/25/25	EUR	7,721,000	12,896,328
Republic of France, 4.75%, 4/25/35	EUR	1,591,000	2,782,521
Republic of France, 4.5%, 4/25/41	EUR	2,311,000	4,173,226
Republic of Italy, 5.5%, 9/01/22	EUR	6,255,000	8,749,462
Republic of Italy, 5.25%, 8/01/17	EUR	14,314,000	17,442,397
Republic of Italy, 3.75%, 3/01/21	EUR	13,599,000	17,115,061
United Kingdom Treasury, 5%, 3/07/18	GBP	735,000	1,255,123
United Kingdom Treasury, 8%, 6/07/21	GBP	4,783,000	10,092,293
United Kingdom Treasury, 4.25%, 12/07/27	GBP	1,025,000	1,948,882
United Kingdom Treasury, 4.25%, 3/07/36	GBP	2,310,000	4,584,136
United Kingdom Treasury, 3.25%, 1/22/44	GBP	2,320,000	4,066,907
United Kingdom Treasury, 3.75%, 7/22/52	GBP	1,424,000	2,844,174

			$264,799,358
Major Banks - 3.8%
ABN AMRO Bank N.V., 1.8%, 6/04/18 (n)		$1,764,000	$1,764,265
ABN AMRO Bank N.V., 7.125%, 7/06/22	EUR	400,000	584,987
Bank of America Corp., 2%, 1/11/18		$1,500,000	1,510,569
Bank of America Corp., 4.125%, 1/22/24		1,000,000	1,048,349
Bank of America Corp., 3.95%, 4/21/25		1,415,000	1,402,182
Bank of America Corp., FRN, 6.1%, 12/29/49		541,000	545,734
Barclays Bank PLC, 6%, 1/14/21	EUR	450,000	603,876
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/23	GBP	300,000	504,209
Credit Agricole S.A., 7.375%, 12/18/23	GBP	300,000	583,385
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 10/31/49	EUR	500,000	664,334
Goldman Sachs Group, Inc., 4%, 3/03/24		$2,000,000	2,064,550
Goldman Sachs Group, Inc., 3.5%, 1/23/25		1,028,000	1,019,513
Huntington National Bank, 2.4%, 4/01/20		540,000	538,778
ING Bank N.V., 4.875%, 1/18/21	EUR	350,000	471,644
ING Bank N.V., 5.8%, 9/25/23 (n)		$684,000	772,257
ING Bank N.V., FRN, 3.5%, 11/21/23	EUR	700,000	822,627
JPMorgan Chase & Co., 4.25%, 10/15/20		$2,000,000	2,167,466
JPMorgan Chase & Co., 3.125%, 1/23/25		1,197,000	1,172,834
Morgan Stanley, 3.875%, 4/29/24		1,500,000	1,545,377
Morgan Stanley, 5.5%, 7/28/21		484,000	554,450
Morgan Stanley, 3.95%, 4/23/27		650,000	634,786
Morgan Stanley, 4.3%, 1/27/45		407,000	394,606
Royal Bank of Scotland Group PLC, 5.5%, 3/23/20	EUR	450,000	603,409
Royal Bank of Scotland Group PLC, 3.625% to 3/25/19, FRN to 3/25/24	EUR	700,000	797,874
Wells Fargo & Co., 3%, 2/19/25		$862,000	844,027

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - continued
Wells Fargo & Co., 4.1%, 6/03/26		$1,000,000	$1,032,062
Wells Fargo & Co., 5.875% to 6/15/25, FRN to 12/31/49		424,000	445,730

			$25,093,880
Medical & Health Technology & Services - 0.9%
Becton, Dickinson and Co., 3.734%, 12/15/24		$1,000,000	$1,020,679
Becton, Dickinson and Co., 4.685%, 12/15/44		258,000	262,889
Davita Healthcare Partners, Inc., 5%, 5/01/25		270,000	268,313
HCA, Inc., 4.75%, 5/01/23		1,301,000	1,346,535
Laboratory Corp. of America Holdings, 3.2%, 2/01/22		300,000	300,407
Laboratory Corp. of America Holdings, 4.7%, 2/01/45		1,026,000	989,913
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16		2,000,000	2,027,856

			$6,216,592
Medical Equipment - 0.5%
Medtronic, Inc., 3.5%, 3/15/25 (n)		$1,500,000	$1,536,002
Medtronic, Inc., 3.5%, 3/15/25		400,000	409,600
Zimmer Holdings, Inc., 4.25%, 8/15/35		1,209,000	1,175,964
Zimmer Holdings, Inc., 4.45%, 8/15/45		270,000	260,581

			$3,382,147
Metals & Mining - 0.9%
Cameco Corp., 5.67%, 9/02/19	CAD	1,070,000	$973,075
Glencore Finance Europe, 6.5%, 2/27/19	GBP	250,000	437,763
Kinross Gold Corp., 5.95%, 3/15/24		$834,000	810,249
Rio Tinto Finance (USA) Ltd., 3.75%, 9/20/21		1,000,000	1,046,855
Southern Copper Corp., 5.25%, 11/08/42		1,000,000	897,750
Southern Copper Corp., 5.875%, 4/23/45		1,687,000	1,649,717
Xstrata Finance Canada Ltd., 5.25%, 6/13/17	EUR	400,000	479,843

			$6,295,252
Midstream - 2.3%
Access Midstream Partner LP, 4.875%, 3/15/24		$1,000,000	$1,015,000
APT Pipelines Ltd., 5%, 3/23/35 (n)		799,000	775,345
Enbridge, Inc., 3.19%, 12/05/22	CAD	780,000	641,054
Energy Transfer Equity LP, 7.5%, 10/15/20		$1,421,000	1,623,493
Energy Transfer Equity LP, 5.5%, 6/01/27		230,000	231,438
Energy Transfer Partners LP, 5.15%, 2/01/43		750,000	721,465
Energy Transfer Partners LP, 5.15%, 3/15/45		790,000	741,257
Enterprise Products Operating LLC, 1.65%, 5/07/18		887,000	888,082
Enterprise Products Operating LLC, 3.9%, 2/15/24		1,000,000	1,034,829
Kinder Morgan Energy Partners LP, 4.15%, 2/01/24		2,000,000	2,012,452
Kinder Morgan, Inc., 2.25%, 3/16/27	EUR	400,000	430,923
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/24		$1,000,000	1,010,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Midstream - continued
ONEOK, Inc., 4.25%, 2/01/22		$1,000,000	$972,569
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23		1,500,000	1,526,250
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)		129,000	129,000
Williams Cos., Inc., 3.7%, 1/15/23		1,300,000	1,268,579

			$15,021,736
Mortgage-Backed - 3.3%
Fannie Mae, 3.99%, 7/01/21		$562,632	$617,349
Fannie Mae, 4.68%, 9/01/19		200,000	222,592
Fannie Mae, 4.26%, 12/01/19		184,341	202,304
Fannie Mae, 4.88%, 3/01/20		621,661	673,281
Fannie Mae, 2.77%, 3/01/22		376,996	390,073
Fannie Mae, 4%, 2/01/45		3,262,671	3,487,048
Fannie Mae, TBA, 3.5%, 7/01/45		5,333,000	5,558,610
Freddie Mac, 1.426%, 8/25/17		613,000	617,895
Freddie Mac, 1.883%, 5/25/19		2,440,000	2,471,359
Freddie Mac, 2.637%, 1/25/23		2,595,000	2,650,006
Freddie Mac, 3.32%, 2/25/23		12,000	12,798
Ginnie Mae, TBA, 3.5%, 7/01/45		4,667,000	4,888,771

			$21,792,086
Natural Gas - Distribution - 0.3%
Centrica PLC, 4.375%, 3/13/29	GBP	350,000	$583,587
GNL Quintero S.A., 4.634%, 7/31/29 (n)		$1,600,000	1,638,757

			$2,222,344
Network & Telecom - 1.7%
AT&T, Inc., 4.75%, 5/15/46		$725,000	$690,389
British Telecommunications PLC, 5.75%, 12/07/28	GBP	400,000	760,751
CenturyLink, Inc., 7.6%, 9/15/39		$1,076,000	1,043,048
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26 (n)		1,900,000	1,907,718
OTE PLC, 7.875%, 2/07/18	EUR	450,000	504,985
OTE PLC, 3.5%, 7/09/20	EUR	725,000	711,664
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	300,000	464,660
Telecom Italia S.p.A., 5.375%, 1/29/19	EUR	600,000	745,301
Verizon Communications, Inc., 2.625%, 2/21/20		$2,000,000	2,017,312
Verizon Communications, Inc., 4.5%, 9/15/20		500,000	545,327
Verizon Communications, Inc., 2.625%, 12/01/31	EUR	700,000	816,322
Verizon Communications, Inc., 6.55%, 9/15/43		$1,000,000	1,214,684

			$11,422,161
Oils - 0.1%
Valero Energy Corp., 4.9%, 3/15/45		$653,000	$644,243

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Other Banks & Diversified Financials - 1.5%
Bankia S.A., 3.5%, 1/17/19	EUR	600,000	$703,616
Banque Federative du Credit Mutuel S.A., 3%, 5/21/24	EUR	500,000	590,454
CaixaBank S.A., 5% to 11/14/18, FRN to 11/14/23	EUR	500,000	590,846
Capital One Financial Corp., 3.2%, 2/05/25		$791,000	767,734
Citigroup, Inc., 1.25%, 1/15/16		2,000,000	2,006,310
Citigroup, Inc., 8.5%, 5/22/19		1,023,000	1,262,105
Discover Financial Services, 3.95%, 11/06/24		1,000,000	1,005,603
Discover Financial Services, 3.75%, 3/04/25		160,000	156,640
Intesa Sanpaolo S.p.A., 5.25%, 1/28/22	GBP	350,000	605,712
KBC Groep N.V., 1.875% to 3/11/22, FRN to 3/11/27	EUR	600,000	647,211
LBG Capital No.2 PLC, 6.385%, 5/12/20	EUR	700,000	857,223
Rabobank Nederland N.V., 4%, 9/19/22	GBP	250,000	421,209

			$9,614,663
Pharmaceuticals - 2.3%
AbbVie, Inc., 1.75%, 11/06/17		$2,000,000	$2,007,188
AbbVie, Inc., 2.5%, 5/14/20		178,000	177,964
Actavis Funding SCS, 3.8%, 3/15/25		466,000	469,269
Actavis Funding SCS, 4.85%, 6/15/44		750,000	752,132
Amgen, Inc., 2.3%, 6/15/16		2,000,000	2,027,566
Bayer AG, 3.00% to 7/01/20, FRN to 7/01/75	EUR	700,000	797,507
Celgene Corp., 1.9%, 8/15/17		$2,000,000	2,023,614
EMD Finance LLC, 2.95%, 3/19/22 (z)		783,000	785,670
Gilead Sciences, Inc., 3.7%, 4/01/24		1,000,000	1,043,983
Gilead Sciences, Inc., 4.5%, 2/01/45		750,000	766,346
Hospira, Inc., 5.2%, 8/12/20		236,000	266,600
Mylan, Inc., 2.6%, 6/24/18		2,000,000	2,025,180
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		1,200,000	1,284,000
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		1,000,000	1,002,759

			$15,429,778
Printing & Publishing - 0.3%
Gannett Co., Inc., 5.125%, 10/15/19		$1,000,000	$1,046,250
WPP Finance S.A., 2.25%, 9/22/26	EUR	700,000	809,532

			$1,855,782
Railroad & Shipping - 0.1%
Union Pacific Corp., 3.875%, 2/01/55		$611,000	$566,522

Real Estate - Apartment - 0.4%
Deutsche Annington Finance B.V., 2.125%, 7/09/22	EUR	650,000	$745,692
Deutsche Annington Finance B.V., 4.625% to 4/08/19, FRN to 4/08/74	EUR	500,000	577,294

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Real Estate - Apartment - continued
ERP Operating LP, REIT, 4.625%, 12/15/21		$1,000,000	$1,104,674

			$2,427,660
Real Estate - Office - 0.2%
Boston Properties LP, REIT, 3.7%, 11/15/18		$1,000,000	$1,061,980

Real Estate - Retail - 0.4%
Hammerson PLC, 2.75%, 9/26/19	EUR	450,000	$533,742
Hammerson PLC, 6%, 2/23/26	GBP	350,000	675,669
Simon Property Group, Inc., REIT, 10.35%, 4/01/19		$1,000,000	1,283,356

			$2,492,767
Restaurants - 0.1%
YUM! Brands, Inc., 5.35%, 11/01/43		$750,000	$759,076

Retailers - 1.0%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44		$750,000	$772,586
Best Buy Co., Inc., 5.5%, 3/15/21		1,208,000	1,271,420
Dollar General Corp., 3.25%, 4/15/23		1,000,000	970,714
Gap, Inc., 5.95%, 4/12/21		1,609,000	1,851,080
Home Depot, Inc., 4.875%, 2/15/44		750,000	815,965
Marks & Spencer PLC, 4.75%, 6/12/25	GBP	400,000	675,543

			$6,357,308
Specialty Chemicals - 0.4%
Ecolab, Inc., 3%, 12/08/16		$750,000	$771,014
Ecolab, Inc., 4.35%, 12/08/21		1,000,000	1,088,957
Mexichem S.A.B. de C.V., 5.875%, 9/17/44		1,000,000	970,500

			$2,830,471
Supermarkets - 0.1%
Morrison (WM) Supermarkets, 3.5%, 7/27/26	GBP	250,000	$361,646

Supranational - 0.2%
International Bank for Reconstruction and Development, 4.25%, 6/24/25	AUD	590,000	$488,535
International Finance Corp., 3.25%, 7/22/19	AUD	855,000	671,548

			$1,160,083
Telecommunications - Wireless - 1.2%
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	750,000	$1,025,200
American Tower Corp., REIT, 5%, 2/15/24		$1,500,000	1,611,294
Crown Castle International Corp., 5.25%, 1/15/23		1,400,000	1,475,950
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		1,563,000	1,660,688

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Telecommunications - Wireless - continued
T-Mobile USA, Inc., 6.25%, 4/01/21		$1,546,000	$1,631,030
Wind Acquisition Finance S.A., 4%, 7/15/20	EUR	450,000	501,154

			$7,905,316
Telephone Services - 0.1%
TELUS Corp., 5.05%, 7/23/20	CAD	1,070,000	$977,420

Tobacco - 0.3%
Altria Group, Inc., 2.85%, 8/09/22		$376,000	$368,985
Altria Group, Inc., 4%, 1/31/24		1,000,000	1,036,900
Philip Morris International, Inc., 4.875%, 11/15/43		750,000	804,116

			$2,210,001
Transportation - Services - 0.2%
ERAC USA Finance LLC, 4.5%, 2/15/45 (n)		$153,000	$147,492
Heathrow Funding Ltd., 4.625%, 10/31/48	GBP	275,000	477,165
Hit Finance B.V., 4.875%, 10/27/21	EUR	450,000	606,218

			$1,230,875
U.S. Government Agencies and Equivalents - 0.2%
Small Business Administration, 2.22%, 3/01/33		$1,035,213	$1,026,342

U.S. Treasury Obligations - 1.5%
U.S. Treasury Bonds, 4.5%, 8/15/39 (f)		$5,190,000	$6,754,702
U.S. Treasury Bonds, 3.625%, 2/15/44		2,787,000	3,208,969

			$9,963,671
Utilities - Electric Power - 1.4%
Alabama Power Co., 4.15%, 8/15/44		$750,000	$763,081
Dominion Resources, Inc., 2.5%, 12/01/19		1,000,000	1,011,325
E.CL S.A., 4.5%, 1/29/25 (n)		1,920,000	1,989,671
E.On International Finance, 6.375%, 6/07/32	GBP	300,000	602,592
EDP Finance B.V., 4.125%, 1/20/21	EUR	500,000	614,993
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24		$1,000,000	1,040,880
Enel S.p.A., 6.25%, 6/20/19	GBP	350,000	621,473
Enel S.p.A., 5.25%, 5/20/24	EUR	450,000	647,147
NGG Finance PLC, 5.625% to 6/18/25, FRN to 6/18/73	GBP	350,000	591,109
PPL Capital Funding, Inc., 5%, 3/15/44		$750,000	818,963
Southern Electric Power Distribution PLC, 4.625%, 2/20/37	GBP	300,000	527,483

			$9,228,717
Total Bonds (Identified Cost, $624,673,723)			$594,347,145

Portfolio of Investments (unaudited) – continued

Money Market Funds - 11.9%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	79,054,357	$79,054,357
Total Investments (Identified Cost, $703,728,080)		$673,401,502

Other Assets, Less Liabilities - (1.8)%		(12,158,073)
Net Assets - 100.0%		$661,243,429

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $42,188,550, representing 6.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
BRF S.A., 2.75%, 6/03/22	5/29/15	$194,614	$194,614
Chesapeake Funding LLC, “A”, FRN, 0.631%, 5/07/24	1/29/15	2,592,401	2,593,241
Crown European Holdings S.A., 3.375%, 5/15/25	4/28/15	1,097,350	1,070,842
EMD Finance LLC, 2.95%, 3/19/22	3/16/15	781,658	785,670
Gulf Stream Sextant CLO Ltd., 2007-1A, “A1A”, FRN, 0.495%, 6/17/21	4/08/15	3,263,069	3,263,186
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25	5/20/15	235,000	237,350
KKR Financial CLO Ltd., 2007-1A, “A”, FRN, 0.624%, 5/15/21	4/08/15	2,498,907	2,497,028
Smurfit Kappa Acquisitions, 2.75%, 2/01/25	2/11/15	847,125	817,580
Volvo Financial Equipment LLC, 2015-1A, “A2”, 0.95%, 11/15/17	3/11/15	3,239,747	3,243,042
Total Restricted Securities			$14,702,553
% of Net assets			2.2%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 5/31/15

Forward Foreign Currency Exchange Contracts at 5/31/15

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	BRL	Deutsche Bank AG	11,512,000	6/02/15	$3,599,750	$3,612,968	$13,218
BUY	BRL	Goldman Sachs International	4,092,000	6/02/15	1,279,950	1,284,248	4,298
BUY	BRL	Morgan Stanley Capital Services, Inc.	5,209,000	6/02/15	1,629,340	1,634,812	5,472
SELL	BRL	Deutsche Bank AG	20,813,000	6/02/15	6,753,834	6,532,028	221,806
SELL	BRL	Goldman Sachs International	4,092,000	6/02/15	1,287,278	1,284,248	3,030

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/15 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	BRL	Morgan Stanley Capital Services, Inc.	5,209,000	6/02/15	$1,638,669	$1,634,812	$3,857
BUY	CAD	Merrill Lynch International Bank	6,451,439	7/10/15	5,149,739	5,184,481	34,742
SELL	CAD	Goldman Sachs International	7,568,364	7/10/15	6,194,646	6,082,060	112,586
BUY	CHF	UBS AG	4,995,000	7/10/15	5,198,739	5,322,043	123,304
BUY	CZK	Citibank N.A.	14,293,000	7/10/15	565,359	572,697	7,338
BUY	EUR	Brown Brothers Harriman	3,713,534	7/10/15	3,989,190	4,080,658	91,468
BUY	EUR	Citibank N.A.	156,000	7/10/15	169,741	171,422	1,681
BUY	EUR	Goldman Sachs International	3,417,873	7/10/15	3,682,205	3,755,768	73,563
SELL	EUR	Barclays Bank PLC	1,000	7/10/15	1,147	1,099	48
SELL	EUR	Citibank N.A.	957,094	7/10/15	1,076,599	1,051,713	24,886
SELL	EUR	Goldman Sachs International	3,668,668	7/10/15	4,067,460	4,031,356	36,104
SELL	EUR	Merrill Lynch International Bank	1,114,862	7/10/15	1,247,407	1,225,079	22,328
BUY	GBP	Barclays Bank PLC	3,939,821	7/10/15	5,859,755	6,019,940	160,185
BUY	GBP	Goldman Sachs International	214,000	7/10/15	326,484	326,986	502
BUY	GBP	Merrill Lynch International Bank	3,939,821	7/10/15	5,859,893	6,019,940	160,047
SELL	GBP	Citibank N.A.	500,000	7/10/15	786,725	763,986	22,739
SELL	GBP	Goldman Sachs International	1,149,263	7/10/15	1,760,290	1,756,043	4,247

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/15 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	IDR	JPMorgan Chase Bank N.A.	83,980,282,114	6/12/15	$6,385,362	$6,340,007	$45,355
BUY	INR	Barclays Bank PLC	201,295,000	6/12/15	3,144,154	3,145,378	1,224
BUY	INR	JPMorgan Chase Bank N.A.	203,623,000	6/12/15	3,179,622	3,181,755	2,133
SELL	JPY	Deutsche Bank AG	720,000,000	7/10/15	5,998,261	5,804,118	194,143
SELL	JPY	Goldman Sachs International	4,912,000	7/10/15	41,040	39,597	1,443
SELL	JPY	Royal Bank of Scotland Group PLC	404,931,099	7/10/15	3,400,034	3,264,261	135,773
SELL	NZD	JPMorgan Chase Bank N.A.	8,837,000	7/10/15	6,605,000	6,247,110	357,890
SELL	NZD	Westpac Banking Corp.	13,849,485	7/10/15	10,385,798	9,790,569	595,229
BUY	SEK	Deutsche Bank AG	52,609,856	7/10/15	6,089,738	6,174,782	85,044
BUY	SGD	Goldman Sachs International	1,425,000	7/10/15	1,047,042	1,056,136	9,094

							$2,554,777

Liability Derivatives
BUY	AUD	Barclays Bank PLC	326,000	7/10/15	$262,464	$248,727	$(13,737)
BUY	AUD	Westpac Banking Corp.	8,474,630	7/10/15	6,769,408	6,465,866	(303,542)
SELL	AUD	Westpac Banking Corp.	22,320,814	7/10/15	16,987,880	17,030,051	(42,171)
BUY	BRL	Deutsche Bank AG	17,935,148	6/02/15-8/04/15	5,584,980	5,568,395	(16,585)
BUY	CAD	Goldman Sachs International	455,000	7/10/15	378,243	365,645	(12,598)
BUY	CHF	Goldman Sachs International	112,000	7/10/15	122,571	119,333	(3,238)
BUY	CLP	Barclays Bank PLC	4,010,139,000	6/26/15	6,522,672	6,472,396	(50,276)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/15 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	DKK	Goldman Sachs International	31,295,067	7/10/15	$4,747,668	$4,612,224	$(135,444)
SELL	DKK	JPMorgan Chase Bank N.A.	45,410,561	7/10/15	6,612,001	6,692,546	(80,545)
BUY	EUR	Citibank N.A.	1,500,000	7/10/15	1,680,366	1,648,292	(32,074)
BUY	EUR	Deutsche Bank AG	786,000	7/10/15	896,768	863,705	(33,063)
BUY	EUR	Goldman Sachs International	10,314,872	7/10/15	11,644,156	11,334,611	(309,545)
BUY	EUR	JPMorgan Chase Bank N.A.	6,101,000	7/10/15	6,855,375	6,704,151	(151,224)
BUY	EUR	UBS AG	1,879,000	7/10/15	2,134,093	2,064,760	(69,333)
SELL	EUR	Deutsche Bank AG	7,531,770	7/10/15	8,144,312	8,276,369	(132,057)
SELL	EUR	Goldman Sachs International	177,195	7/10/15	194,712	194,713	(1)
SELL	EUR	JPMorgan Chase Bank N.A.	6,718,746	7/10/15	7,281,656	7,382,968	(101,312)
SELL	EUR	Morgan Stanley Capital Services, Inc.	408,738	7/10/15	440,955	449,146	(8,191)
BUY	GBP	Citibank N.A.	589,000	7/10/15	927,206	899,976	(27,230)
BUY	GBP	Goldman Sachs International	285,182	7/10/15	437,415	435,751	(1,664)
SELL	GBP	Goldman Sachs International	4,137,873	7/10/15	6,315,028	6,322,559	(7,531)
BUY	ILS	Goldman Sachs International	3,267,000	6/26/15	844,596	844,224	(372)
BUY	JPY	Citibank N.A.	140,000,000	7/10/15	1,178,757	1,128,579	(50,178)
BUY	JPY	Deutsche Bank AG	3,771,469,154	7/10/15	31,374,266	30,402,850	(971,416)
BUY	JPY	Goldman Sachs International	204,980,000	7/10/15	1,714,318	1,652,400	(61,918)
BUY	KRW	JPMorgan Chase Bank N.A.	622,860,000	6/16/15	568,952	561,764	(7,188)
BUY	KRW	Merrill Lynch International Bank	7,838,605,000	6/16/15	7,159,197	7,069,724	(89,473)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/15 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	MXN	JPMorgan Chase Bank N.A.	34,468,000	7/10/15	$2,298,863	$2,231,992	$(66,871)
BUY	MYR	Deutsche Bank AG	8,250,000	6/29/15	2,260,026	2,245,206	(14,820)
SELL	NOK	Goldman Sachs International	76,315,604	7/10/15	9,456,470	9,809,888	(353,418)
BUY	NZD	Goldman Sachs International	420,135	7/10/15	314,372	297,005	(17,367)
SELL	PEN	Morgan Stanley Capital Services, Inc.	31,782	6/08/15	10,035	10,060	(25)
BUY	PLN	JPMorgan Chase Bank N.A.	5,021,000	7/10/15	1,343,591	1,340,031	(3,560)
BUY	SEK	Deutsche Bank AG	62,761,560	7/10/15	7,523,363	7,366,281	(157,082)
SELL	SEK	Credit Suisse Group	18,560,685	7/10/15	2,150,791	2,178,455	(27,664)
SELL	SEK	Deutsche Bank AG	31,788,954	7/10/15	3,683,882	3,731,048	(47,166)
SELL	SEK	Goldman Sachs International	52,983,851	7/10/15	6,137,931	6,218,678	(80,747)
BUY	THB	JPMorgan Chase Bank N.A.	52,675,000	7/20/15	1,565,379	1,558,457	(6,922)
BUY	TRY	JPMorgan Chase Bank N.A.	2,694,000	7/10/15	1,016,642	1,000,699	(15,943)
BUY	ZAR	JPMorgan Chase Bank N.A.	15,132,000	7/10/15	1,258,640	1,237,927	(20,713)

							$(3,524,204)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 5/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
German Euro Bund 10 yr (Long)	EUR	50	$8,516,767	September - 2015	$(14,388)
U.S. Treasury Bond 30 yr (Short)	USD	19	2,956,875	September - 2015	(38,797)

					$(53,185)

At May 31, 2015, the fund had cash collateral of $610,000 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $624,673,723)	$594,347,145
Underlying affiliated funds, at cost and value	79,054,357
Total investments, at value (identified cost, $703,728,080)	$673,401,502
Restricted cash	610,000
Receivables for
Forward foreign currency exchange contracts	2,554,777
Investments sold	6,887
Fund shares sold	1,196,703
Interest	6,208,130
Receivable from investment adviser	61,562
Other assets	2,491
Total assets	$684,042,052
Liabilities
Payables for
Distributions	$851
Forward foreign currency exchange contracts	3,524,204
Daily variation margin on open futures contracts	21,926
Investments purchased	8,536,580
TBA purchase commitments	10,423,336
Fund shares reacquired	47,700
Payable to affiliates
Shareholder servicing costs	158,434
Distribution and service fees	833
Payable for independent Trustees’ compensation	10
Accrued expenses and other liabilities	84,749
Total liabilities	$22,798,623
Net assets	$661,243,429
Net assets consist of
Paid-in capital	$758,751,694
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(31,476,365)
Accumulated net realized gain (loss) on investments and foreign currency	(59,958,355)
Accumulated distributions in excess of net investment income	(6,073,545)
Net assets	$661,243,429
Shares of beneficial interest outstanding	77,391,964

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$15,270,940	1,777,195	$8.59
Class B	1,618,141	189,369	8.54
Class C	2,192,774	256,535	8.55
Class I	743,450	86,957	8.55
Class R1	106,618	12,479	8.54
Class R2	136,260	15,942	8.55
Class R3	134,156	15,693	8.55
Class R4	105,780	12,372	8.55
Class R5	640,935,310	75,025,422	8.54

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.97 [100 / 95.75 x $8.59]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$7,896,142
Dividends from underlying affiliated funds	44,170
Total investment income	$7,940,312
Expenses
Management fee	$1,962,234
Distribution and service fees	40,782
Shareholder servicing costs	463,678
Administrative services fee	57,096
Independent Trustees’ compensation	8,209
Custodian fee	131,860
Shareholder communications	11,246
Audit and tax fees	31,613
Legal fees	3,278
Miscellaneous	74,771
Total expenses	$2,784,767
Fees paid indirectly	(327)
Reduction of expenses by investment adviser and distributor	(630,813)
Net expenses	$2,153,627
Net investment income	$5,786,685
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(43,791,890)
Futures contracts	(159,587)
Swap agreements	421,148
Foreign currency	636,074
Net realized gain (loss) on investments and foreign currency	$(42,894,255)
Change in unrealized appreciation (depreciation)
Investments (net of $155,241 decrease in deferred country tax)	$(309,386)
Futures contracts	56,827
Swap agreements	(651,782)
Translation of assets and liabilities in foreign currencies	378,072
Net unrealized gain (loss) on investments and foreign currency translation	$(526,269)
Net realized and unrealized gain (loss) on investments and foreign currency	$(43,420,524)
Change in net assets from operations	$(37,633,839)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/15	Period ended 11/30/14 (z)	Year ended 5/31/14
Change in net assets	(unaudited)
From operations
Net investment income	$5,786,685	$14,122,699	$23,850,662
Net realized gain (loss) on investments and foreign currency	(42,894,255)	(5,886,701)	(28,782,601)
Net unrealized gain (loss) on investments and foreign currency translation	(526,269)	(35,400,010)	22,246,557
Change in net assets from operations	$(37,633,839)	$(27,164,012)	$17,314,618
Distributions declared to shareholders
From net investment income	$(7,976,255)	$(7,965,311)	$(11,285,980)
From tax return of capital	—	(6,157,340)	(14,070,993)
Total distributions declared to shareholders	$(7,976,255)	$(14,122,651)	$(25,356,973)
Change in net assets from fund share transactions	$(39,539,593)	$54,753,009	$168,873,183
Total change in net assets	$(85,149,687)	$13,466,346	$160,830,828
Net assets
At beginning of period	746,393,116	732,926,770	572,095,942
At end of period (including accumulated distributions in excess of net investment income of $6,073,545, $3,883,975, and $3,819,027 respectively)	$661,243,429	$746,393,116	$732,926,770

(z)	For the period June 1, 2014 through November 30, 2014. The fund changed its fiscal year-end from May 31 to November 30 effective for the period ending November 30, 2014.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/15 (unaudited)		Period ended 11/30/14 (z)		Years ended 5/31
Class A					2014	2013	2012	2011 (c)

Net asset value, beginning of period	$9.19		$9.72		$9.93	$10.38	$10.77	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.16		$0.31	$0.25	$0.16	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	(0.57)		(0.53)		(0.18)	(0.19)	0.09	0.88
Total from investment operations	$(0.51)		$(0.37)		$0.13	$0.06	$0.25	$1.08
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.09)		$(0.15)	$(0.27)	$(0.53)	$(0.28)
From net realized gain on investments	—		—		—	(0.23)	(0.11)	(0.03)
From tax return of capital	—		(0.07)		(0.19)	(0.01)	—	—
Total distributions declared to shareholders	$(0.09)		$(0.16)		$(0.34)	$(0.51)	$(0.64)	$(0.31)
Net asset value, end of period (x)	$8.59		$9.19		$9.72	$9.93	$10.38	$10.77
Total return (%) (r)(s)(t)(x)	(5.57	)(n)	(3.81	)(n)	1.40	0.39	2.34	10.91	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.18	(a)	1.20	1.16	1.03	0.97	(a)
Expenses after expense reductions (f)	1.05	(a)	1.10	(a)	1.10	1.09	1.02	0.96	(a)
Net investment income	1.34	(a)	3.40	(a)	3.22	2.36	1.54	1.93	(a)
Portfolio turnover	108	(n)	39	(n)	74	123	98	76
Net assets at end of period (000 omitted)	$15,271		$17,391		$17,325	$20,995	$16,178	$2,244

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/15 (unaudited)		Period ended 11/30/14 (z)		Years ended 5/31
Class B					2014	2013		2012	2011 (c)

Net asset value, beginning of period	$9.14		$9.66		$9.87	$10.32		$10.75	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.13		$0.24	$0.17		$0.09	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.57)		(0.52)		(0.19)	(0.19)		0.04	0.86
Total from investment operations	$(0.54)		$(0.39)		$0.05	$(0.02)		$0.13	$0.98
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.07)		$(0.12)	$(0.20)		$(0.45)	$(0.20)
From net realized gain on investments	—		—		—	(0.23)		(0.11)	(0.03)
From tax return of capital	—		(0.06)		(0.14)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.06)		$(0.13)		$(0.26)	$(0.43)		$(0.56)	$(0.23)
Net asset value, end of period (x)	$8.54		$9.14		$9.66	$9.87		$10.32	$10.75
Total return (%) (r)(s)(t)(x)	(5.96	)(n)	(4.10	)(n)	0.63	(0.38)		1.21	9.95	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	(a)	1.94	(a)	1.96	1.91		1.78	1.72	(a)
Expenses after expense reductions (f)	1.80	(a)	1.85	(a)	1.85	1.84		1.78	1.72	(a)
Net investment income	0.62	(a)	2.70	(a)	2.50	1.62		0.83	1.16	(a)
Portfolio turnover	108	(n)	39	(n)	74	123		98	76
Net assets at end of period (000 omitted)	$1,618		$2,025		$2,065	$2,528		$2,169	$621

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/15 (unaudited)		Period ended 11/30/14 (z)		Years ended 5/31
Class C					2014	2013		2012	2011 (c)

Net asset value, beginning of period	$9.14		$9.67		$9.87	$10.32		$10.76	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.13		$0.24	$0.18		$0.09	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.56)		(0.53)		(0.18)	(0.20)		0.03 (g)	0.87
Total from investment operations	$(0.53)		$(0.40)		$0.06	$(0.02)		$0.12	$0.99
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.07)		$(0.12)	$(0.20)		$(0.45)	$(0.20)
From net realized gain on investments	—		—		—	(0.23)		(0.11)	(0.03)
From tax return of capital	—		(0.06)		(0.14)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.06)		$(0.13)		$(0.26)	$(0.43)		$(0.56)	$(0.23)
Net asset value, end of period (x)	$8.55		$9.14		$9.67	$9.87		$10.32	$10.76
Total return (%) (r)(s)(t)(x)	(5.85	)(n)	(4.20	)(n)	0.73	(0.38)		1.11	10.06	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	(a)	1.94	(a)	1.96	1.92		1.77	1.72	(a)
Expenses after expense reductions (f)	1.80	(a)	1.85	(a)	1.85	1.84		1.77	1.72	(a)
Net investment income	0.60	(a)	2.70	(a)	2.49	1.71		0.86	1.17	(a)
Portfolio turnover	108	(n)	39	(n)	74	123		98	76
Net assets at end of period (000 omitted)	$2,193		$2,392		$2,518	$3,366		$1,804	$718

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/15 (unaudited)		Period ended 11/30/14 (z)		Years ended 5/31
Class I					2014	2013	2012	2011 (c)

Net asset value, beginning of period	$9.15		$9.67		$9.87	$10.33	$10.77	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.18		$0.33	$0.20	$0.20	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(0.57)		(0.52)		(0.17)	(0.13)	0.03	0.87
Total from investment operations	$(0.50)		$(0.34)		$0.16	$0.07	$0.23	$1.10
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.10)		$(0.16)	$(0.23)	$(0.56)	$(0.30)
From net realized gain on investments	—		—		—	(0.23)	(0.11)	(0.03)
From tax return of capital	—		(0.08)		(0.20)	(0.07)	—	—
Total distributions declared to shareholders	$(0.10)		$(0.18)		$(0.36)	$(0.53)	$(0.67)	$(0.33)
Net asset value, end of period (x)	$8.55		$9.15		$9.67	$9.87	$10.33	$10.77
Total return (%) (r)(s)(x)	(5.48	)(n)	(3.61	)(n)	1.75	0.53	2.12	11.16	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	0.94	(a)	0.96	0.83	0.77	0.72	(a)
Expenses after expense reductions (f)	0.80	(a)	0.85	(a)	0.85	0.82	0.77	0.72	(a)
Net investment income	1.63	(a)	3.79	(a)	3.52	1.88	1.91	2.14	(a)
Portfolio turnover	108	(n)	39	(n)	74	123	98	76
Net assets at end of period (000 omitted)	$743		$956		$1,393	$1,252	$404,824	$336,485

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/15 (unaudited)		Period ended 11/30/14 (z)		Years ended 5/31
Class R1					2014	2013		2012	2011 (c)

Net asset value, beginning of period	$9.14		$9.66		$9.87	$10.31		$10.76	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.13		$0.24	$0.17		$0.10	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	(0.57)		(0.52)		(0.19)	(0.18)		0.01 (g)	0.87
Total from investment operations	$(0.54)		$(0.39)		$0.05	$(0.01)		$0.11	$0.99
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.07)		$(0.12)	$(0.20)		$(0.45)	$(0.20)
From net realized gain on investments	—		—		—	(0.23)		(0.11)	(0.03)
From tax return of capital	—		(0.06)		(0.14)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.06)		$(0.13)		$(0.26)	$(0.43)		$(0.56)	$(0.23)
Net asset value, end of period (x)	$8.54		$9.14		$9.66	$9.87		$10.31	$10.76
Total return (%) (r)(s)(x)	(5.96	)(n)	(4.10	)(n)	0.63	(0.28)		1.01	10.06	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.99	(a)	1.94	(a)	1.96	1.91		1.77	1.73	(a)
Expenses after expense reductions (f)	1.80	(a)	1.85	(a)	1.85	1.84		1.77	1.73	(a)
Net investment income	0.60	(a)	2.70	(a)	2.50	1.63		0.92	1.10	(a)
Portfolio turnover	108	(n)	39	(n)	74	123		98	76
Net assets at end of period (000 omitted)	$107		$113		$115	$124		$111	$110

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/15 (unaudited)		Period ended 11/30/14 (z)		Years ended 5/31
Class R2					2014	2013		2012	2011 (c)

Net asset value, beginning of period	$9.14		$9.67		$9.87	$10.32		$10.76	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.15		$0.29	$0.22		$0.15	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(0.56)		(0.53)		(0.18)	(0.19)		0.03 (g)	0.87
Total from investment operations	$(0.51)		$(0.38)		$0.11	$0.03		$0.18	$1.04
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.08)		$(0.14)	$(0.25)		$(0.51)	$(0.25)
From net realized gain on investments	—		—		—	(0.23)		(0.11)	(0.03)
From tax return of capital	—		(0.07)		(0.17)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.08)		$(0.15)		$(0.31)	$(0.48)		$(0.62)	$(0.28)
Net asset value, end of period (x)	$8.55		$9.14		$9.67	$9.87		$10.32	$10.76
Total return (%) (r)(s)(x)	(5.62	)(n)	(3.96	)(n)	1.24	0.12		1.62	10.55	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.44	(a)	1.46	1.42		1.26	1.23	(a)
Expenses after expense reductions (f)	1.30	(a)	1.35	(a)	1.35	1.34		1.26	1.23	(a)
Net investment income	1.09	(a)	3.23	(a)	3.02	2.15		1.42	1.60	(a)
Portfolio turnover	108	(n)	39	(n)	74	123		98	76
Net assets at end of period (000 omitted)	$136		$142		$165	$153		$114	$111

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/15 (unaudited)		Period ended 11/30/14 (z)		Years ended 5/31
Class R3					2014	2013		2012	2011 (c)

Net asset value, beginning of period	$9.15		$9.67		$9.87	$10.32		$10.77	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.16		$0.31	$0.25		$0.18	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	(0.57)		(0.52)		(0.18)	(0.20)		0.01 (g)	0.88
Total from investment operations	$(0.51)		$(0.36)		$0.13	$0.05		$0.19	$1.08
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.09)		$(0.15)	$(0.27)		$(0.53)	$(0.28)
From net realized gain on investments	—		—		—	(0.23)		(0.11)	(0.03)
From tax return of capital	—		(0.07)		(0.18)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.09)		$(0.16)		$(0.33)	$(0.50)		$(0.64)	$(0.31)
Net asset value, end of period (x)	$8.55		$9.15		$9.67	$9.87		$10.32	$10.77
Total return (%) (r)(s)(x)	(5.60	)(n)	(3.73	)(n)	1.49	0.37		1.77	10.91	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.19	(a)	1.21	1.16		1.02	0.98	(a)
Expenses after expense reductions (f)	1.05	(a)	1.10	(a)	1.10	1.09		1.02	0.98	(a)
Net investment income	1.35	(a)	3.43	(a)	3.25	2.38		1.66	1.85	(a)
Portfolio turnover	108	(n)	39	(n)	74	123		98	76
Net assets at end of period (000 omitted)	$134		$151		$148	$171		$148	$111

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/15 (unaudited)		Period ended 11/30/14 (z)		Years ended 5/31
Class R4					2014	2013		2012	2011 (c)

Net asset value, beginning of period	$9.15		$9.67		$9.87	$10.32		$10.77	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.18		$0.33	$0.27		$0.21	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	(0.57)		(0.52)		(0.17)	(0.19)		0.01 (g)	0.88
Total from investment operations	$(0.50)		$(0.34)		$0.16	$0.08		$0.22	$1.10
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.10)		$(0.16)	$(0.30)		$(0.56)	$(0.30)
From net realized gain on investments	—		—		—	(0.23)		(0.11)	(0.03)
From tax return of capital	—		(0.08)		(0.20)	(0.00	)(w)	—	—
Total distributions declared to shareholders	$(0.10)		$(0.18)		$(0.36)	$(0.53)		$(0.67)	$(0.33)
Net asset value, end of period (x)	$8.55		$9.15		$9.67	$9.87		$10.32	$10.77
Total return (%) (r)(s)(x)	(5.48	)(n)	(3.61	)(n)	1.75	0.62		2.03	11.16	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	0.94	(a)	0.96	0.91		0.76	0.73	(a)
Expenses after expense reductions (f)	0.80	(a)	0.85	(a)	0.85	0.84		0.76	0.73	(a)
Net investment income	1.60	(a)	3.70	(a)	3.52	2.61		1.92	2.10	(a)
Portfolio turnover	108	(n)	39	(n)	74	123		98	76
Net assets at end of period (000 omitted)	$106		$112		$116	$114		$113	$111

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/15 (unaudited)		Period ended 11/30/14 (z)		Years ended 5/31
Class R5					2014	2013 (i)

Net asset value, beginning of period	$9.14		$9.66		$9.87	$10.67
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.18		$0.35	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	(0.57)		(0.52)		(0.19)	(0.56)
Total from investment operations	$(0.49)		$(0.34)		$0.16	$(0.35)
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.10)		$(0.16)	$(0.06)
From net realized gain on investments	—		—		—	(0.23)
From tax return of capital	—		(0.08)		(0.21)	(0.16)
Total distributions declared to shareholders	$(0.11)		$(0.18)		$(0.37)	$(0.45)
Net asset value, end of period (x)	$8.54		$9.14		$9.66	$9.87
Total return (%) (r)(s)(x)	(5.41	)(n)	(3.55	)(n)	1.77	(3.39	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)	0.82	(a)	0.82	0.87	(a)
Expenses after expense reductions (f)	0.64	(a)	0.73	(a)	0.71	0.84	(a)
Net investment income	1.79	(a)	3.80	(a)	3.68	3.01	(a)
Portfolio turnover	108	(n)	39	(n)	74	123
Net assets at end of period (000 omitted)	$640,935		$723,112		$709,082	$543,392

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations June 2, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, October 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	For the period June 1, 2014 through November 30, 2014. The fund changed its fiscal year-end from May 31 to November 30 effective for the period ending November 30, 2014.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Bond Fund (the fund) is a non-diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At May 31, 2015, the fund did not have more than 25% of its assets invested in any one industry.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between

Notes to Financial Statements (unaudited) – continued

the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by

Notes to Financial Statements (unaudited) – continued

events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of May 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$10,990,013	$—	$10,990,013
Non-U.S. Sovereign Debt	—	294,896,117	—	294,896,117
U.S. Corporate Bonds	—	152,894,605	—	152,894,605
Residential Mortgage-Backed Securities	—	21,792,086	—	21,792,086
Commercial Mortgage-Backed Securities	—	22,271,072	—	22,271,072
Asset-Backed Securities (including CDOs)	—	20,625,603	—	20,625,603
Foreign Bonds	—	70,877,649	—	70,877,649
Mutual Funds	79,054,357	—	—	79,054,357
Total Investments	$79,054,357	$594,347,145	$—	$673,401,502

Other Financial Instruments
Futures Contracts	$(53,185)	$—	$—	$(53,185)
Forward Foreign Currency Exchange Contracts	—	(969,427)	—	(969,427)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(53,185)
Foreign Exchange	Forward Foreign Currency Exchange	2,554,777	(3,524,204)
Total		$2,554,777	$(3,577,389)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Interest Rate	$(159,587)	$421,148	$—	$—
Foreign Exchange	—	—	2,989,416	31,725
Total	$(159,587)	$421,148	$2,989,416	$31,725

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$56,827	$(651,782)	$—	$—
Foreign Exchange	—	—	(174,566)	(27,720)
Total	$56,827	$(651,782)	$(174,566)	$(27,720)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Notes to Financial Statements (unaudited) – continued

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are

Notes to Financial Statements (unaudited) – continued

made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Notes to Financial Statements (unaudited) – continued

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. Collateral for uncleared swaps, in the form of cash or securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. Collateral for cleared swaps, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA securities resulting from these transactions are included in the Portfolio of Investments. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on

Notes to Financial Statements (unaudited) – continued

the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended May 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and straddle loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last two fiscal years is as follows:

	11/30/14 (z)	5/31/14
Ordinary income (including any short-term capital gains)	$7,965,311	$11,285,980
Tax return of capital (b)	6,157,340	14,070,993
Total distributions	$14,122,651	$25,356,973

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.
(z)	For the period June 1, 2014 through November 30, 2014. The fund changed its fiscal year-end from May 31 to November 30 effective for the period ending November 30, 2014.

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/15
Cost of investments	$710,289,181
Gross appreciation	3,183,576
Gross depreciation	(40,071,255)
Net unrealized appreciation (depreciation)	$(36,887,679)

As of 11/30/14
Capital loss carryforwards	(7,195,166)
Post-October capital loss deferral	(1,531,432)
Other temporary differences	(4,071,904)
Net unrealized appreciation (depreciation)	(39,099,669)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of November 30, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(3,237,516)
Long-Term	(3,957,650)
Total	$(7,195,166)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A

Notes to Financial Statements (unaudited) – continued

shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income			From tax return of capital
	Six months ended 5/31/15	Period ended 11/30/14 (z)	Year ended 5/31/14	Six months ended 5/31/15	Period ended 11/30/14 (z)	Year ended 5/31/14
Class A	$164,010	$172,696	$276,888	$—	$133,498	$345,216
Class B	11,903	15,842	26,746	—	12,245	33,346
Class C	14,045	18,750	34,398	—	14,493	42,886
Class I	8,888	12,271	21,990	—	9,486	27,417
Class R1	700	869	1,435	—	672	1,788
Class R2	1,229	1,352	2,272	—	1,045	2,833
Class R3	1,473	1,478	2,442	—	1,143	3,044
Class R4	1,237	1,195	1,875	—	924	2,337
Class R5	7,772,770	7,740,858	10,917,934	—	5,983,834	13,612,126
Total	$7,976,255	$7,965,311	$11,285,980	$—	$6,157,340	$14,070,993

(z)	For the period June 1, 2014 through November 30, 2014. The fund changed its fiscal year-end from May 31 to November 30 effective for the period ending November 30, 2014.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.55% of average daily net assets in excess of $1 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until March 31, 2017. For the six months ended May 31, 2015, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced in accordance with this agreement.

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended May 31, 2015, this management fee reduction amounted to $21,431, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended May 31, 2015 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.74%

Notes to Financial Statements (unaudited) – continued

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until March 31, 2017. For the six months ended May 31, 2015, this reduction amounted to $609,278, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,214 for the six months ended May 31, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$19,932
Class B	0.75%	0.25%	1.00%	1.00%	8,949
Class C	0.75%	0.25%	1.00%	1.00%	10,833
Class R1	0.75%	0.25%	1.00%	1.00%	545
Class R2	0.25%	0.25%	0.50%	0.50%	344
Class R3	—	0.25%	0.25%	0.25%	179
Total Distribution and Service Fees					$40,782

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended May 31, 2015, these rebates amounted to $104 for Class A, and are included in the reduction of total expenses in the Statements of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2015, were as follows:

Amount
Class A	$—
Class B	2,824
Class C	287

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended May 31, 2015, the fee was $4,959, which equated to 0.0015% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended May 31, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $19,938.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended May 31, 2015, these costs for the fund amounted to $438,781 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2015 was equivalent to an annual effective rate of 0.0175% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2015, the fee paid by the fund under this agreement was $1,289 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On May 31, 2015, MFS held approximately 94%, 76%, 78%, and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4, respectively.

(4) Portfolio Securities

For the six months ended May 31, 2015, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$122,142,368	$186,575,916
Investments (non-U.S. Government securities)	$514,688,170	$494,682,625

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 5/31/15		Period ended 11/30/14 (z)		Year Ended 5/31/14
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	172,782	$1,525,890	310,336	$2,975,723	654,493	$6,254,393
Class B	7,970	69,555	19,728	188,366	61,314	582,841
Class C	54,895	483,764	44,185	418,909	122,395	1,160,739
Class I	15,094	132,473	17,172	165,379	128,418	1,201,241
Class R1	274	2,399	212	2,022	269	2,546
Class R2	316	2,770	285	2,723	2,055	19,590
Class R3	20	173	944	9,161	44	411
Class R5	7,683,769	67,560,086	5,188,586	49,007,481	16,855,766	159,297,755
	7,935,120	$69,777,110	5,581,448	$52,769,764	17,824,754	$168,519,516

Shares issued to shareholders in reinvestment of distributions
Class A	18,191	$160,668	31,570	$299,379	60,944	$579,750
Class B	1,235	10,882	2,700	25,461	5,470	51,729
Class C	1,372	12,085	3,301	31,145	7,399	69,979
Class I	737	6,477	1,481	14,045	3,745	35,426
Class R1	79	700	164	1,533	339	3,209
Class R2	139	1,228	253	2,397	538	5,092
Class R3	167	1,464	277	2,619	578	5,470
Class R4	140	1,237	225	2,119	445	4,211
Class R5	886,251	7,772,770	1,456,148	13,724,686	2,595,055	24,530,004
	908,311	$7,967,511	1,496,119	$14,103,384	2,674,513	$25,284,870

Notes to Financial Statements (unaudited) – continued

	Six months ended 5/31/15		Period ended 11/30/14 (z)		Year Ended 5/31/14
	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(305,361)	$(2,702,642)	(232,652)	$(2,209,670)	(1,047,500)	$(9,975,073)
Class B	(41,388)	(362,798)	(14,563)	(137,706)	(109,320)	(1,037,724)
Class C	(61,356)	(543,847)	(46,389)	(441,261)	(210,273)	(1,984,304)
Class I	(33,366)	(296,660)	(58,197)	(557,949)	(114,943)	(1,093,525)
Class R1	(196)	(1,697)	—	—	(1,229)	(11,564)
Class R2	(19)	(168)	(2,146)	(20,935)	(997)	(9,352)
Class R3	(978)	(8,548)	—	—	(2,711)	(25,866)
Class R5	(12,663,424)	(113,367,854)	(914,176)	(8,752,618)	(1,137,865)	(10,793,795)
	(13,106,088)	$(117,284,214)	(1,268,123)	$(12,120,139)	(2,624,838)	$(24,931,203)

Net change
Class A	(114,388)	$(1,016,084)	109,254	$1,065,432	(332,063)	$(3,140,930)
Class B	(32,183)	(282,361)	7,865	76,121	(42,536)	(403,154)
Class C	(5,089)	(47,998)	1,097	8,793	(80,479)	(753,586)
Class I	(17,535)	(157,710)	(39,544)	(378,525)	17,220	143,142
Class R1	157	1,402	376	3,555	(621)	(5,809)
Class R2	436	3,830	(1,608)	(15,815)	1,596	15,330
Class R3	(791)	(6,911)	1,221	11,780	(2,089)	(19,985)
Class R4	140	1,237	225	2,119	445	4,211
Class R5	(4,093,404)	(38,034,998)	5,730,558	53,979,549	18,312,956	173,033,964
	(4,262,657)	$(39,539,593)	5,809,444	$54,753,009	17,874,429	$168,873,183

(z)	For the period June 1, 2014 through November 30, 2014. The fund changed its fiscal year-end from May 31 to November 30 effective for the period ending November 30, 2014.

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2020 Fund, and the MFS Lifetime 2030 Fund were the owners of record of approximately 49%, 24%, 16%, 4%, 3%, and 1% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2015 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2035 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds

Notes to Financial Statements (unaudited) – continued

managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended May 31, 2015, the fund’s commitment fee and interest expense were $1,238 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	50,813,644	277,084,483	(248,843,770)	79,054,357

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$44,170	$79,054,357

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2014 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: July 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2015

*	Print name and title of each signing officer under his or her signature.